ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

NOTE 22    -     ADDITIONAL INFORMATION- RECONCILIATION OF US GAAP TO IFRS

Since the initial listing of  the Company on NASDAQ in the United States of America, The Company has followed accounting principles of the US GAAP, both for internal as well as external purposes, and since 2007 its main reporting was under US GAAP. Since the Company was an affiliate of Israel Corporation, Ltd., a public holding company traded in TASE, reporting under International Financial Reporting Standards rules (“IFRS”), during the years before and including 2014, and has become in January 2015 an affiliate of Kenon Holdings, Ltd., a public holding company traded in NYSE and TASE reporting under the IFRS, the Company is providing on a voluntary basis a reconciliation from U.S. GAAP to IFRS as detailed below (condensed balance sheet, statement of operations and additional information). IFRS differs in certain significant aspects from U.S. GAAP. The primary differences between US GAAP and IFRS related to the Company  are the accounting for goodwill, financial instruments, pension plans and termination benefits.

A.        Goodwill

Adjustment arising from Goodwill of a subsidiary acquired in 2008.

The purchase consideration was paid in Tower's stocks. Under US GAAP the consideration was measured according to Tower's share price at the transaction announcement date. Under IFRS the consideration was measured according to Tower's share price at closing date. Accordingly, a lower purchase consideration was measured under IFRS than the purchase consideration measured under US GAAP. Consequently no purchase price was allocated to Goodwill under IFRS.

B.         Financial instruments

Adjustments arising from allocation of proceeds from issuance of convertible debentures and warrants to liabilities and equity and the subsequent measurement of such liabilities.

The adjustment stems primarily from a convertible debt security sold by Tower in 2010, with a conversion ratio that have been determined in the third quarter of 2012 based on Tower's share price as of such date. Under ASC 815 and ASC 470-20, the related conversion feature was measured in the third quarter of 2012 based on its intrinsic value and recorded to equity, with a corresponding discount on the debt instrument. Under IAS 39 such conversion feature was bifurcated from its host contract at the date of issuance and measured as a liability at fair value at each cut-off date until the date of determination of the related conversion ratio, in which date such conversion feature was classified to equity.

C.        Pension plans

Adjustments arising from defined benefit pension arrangements.

Under ASC 715 prior years' service cost, as well as actuarial gains and losses, are recorded in accumulated other comprehensive income, and amortized to the profit and loss statement over time. Under IAS 19, prior year service cost is recorded to the profit and lost statement in the period in which the underlying change was executed, while actuarial gains and losses, at the Company's election, are recorded directly to retained earnings with no impact on the profit and loss statement.

D.         Termination Benefits

Adjustment arising from benefits to be granted to certain Company officials upon termination.

Under IAS 19, such benefits are not reflected in the Company's financial statements until termination occurs. Under ASC 712 such benefits are recorded in earlier periods based on probability of occurrence.

E.          Balance sheet in accordance with IFRS

		As of December 31, 2014
	remark	US GAAP	Adjustments	IFRS

A S S E T S

CURRENT ASSETS		$394,084	$--	$394,084

PROPERTY AND EQUIPMENT, NET		419,111	--	419,111

LONG TERM ASSETS	I,J	70,951	(10,412)	60,539

TOTAL ASSETS		$884,146	$(10,412)	$873,734

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES	K	$300,325	$25,622	$325,947

LONG-TERM LIABILITIES	L,M	388,260	24,075	412,335

Total liabilities		688,585	49,697	738,282

TOTAL EQUITY	G,H	195,561	(60,109)	135,452

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$884,146	$(10,412)	$873,734

F.            Profit and loss in accordance with IFRS

	Year ended December 31, 2014
	US GAAP	Adjustments	IFRS

PROFIT BEFORE INCOME TAX AND EXCLUDING OTHER FINANCING EXPENSE, NET	$29,290	$(905)	$28,385

OTHER FINANCING EXPENSE, NET	(55,404)	21,556	(33,848)

LOSS BEFORE INCOME TAX BENEFIT	(26,114)	20,651	(5,463)

INCOME TAX BENEFIT	24,742	--	24,742

PROFIT (LOSS)	(1,372)	20,651	$19,279

NET LOSS ATTRIBUTABLE TO NON CONTROLLING INTEREST	5,635	--	5,635

NET PROFIT ATTRIBUTABLE TO THE COMPANY	$4,263	$20,651	$24,914

G.              Reconciliation of net loss from US GAAP to IFRS:

	Year ended December 31,
	2014	2013	2012
Net profit (loss) in accordance with US GAAP	$4,263	$(107,660)	$(70,269)
Financial Instruments	21,556	(1,619)	4,232
Pension plans	(1,314)	(1,166)	--
Termination Benefits	409	106	126
Net loss in accordance with IFRS	$24,914	$(110,339)	$(65,911)

H.              Reconciliation of shareholders' equity from US GAAP to IFRS:

	As of December 31,
	2014	2013
Shareholders' equity in accordance with US GAAP	$195,561	$141,248
Financial Instruments	(54,656)	(71,368)
Termination Benefits	1,547	1,138
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	$135,452	$64,018

I.              Reconciliation of goodwill from US GAAP to IFRS:

	As of December 31,
	2014	2013
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

J.              Reconciliation of other assets from US GAAP to IFRS:

	As of December 31,
	2014	2013
Other assets in accordance with US GAAP	$10,018	$11,547
Financial Instruments	(3,412)	(4,860)
Other assets in accordance with IFRS	$6,606	$6,687

K.          Reconciliation of short term bank debt and current maturities of loans and debentures from US GAAP to IFRS:

	As of December 31,
	2014	2013
Short term bank debt and current maturities of loans and debentures in accordance with US GAAP	$119,999	$36,441
Financial Instruments	25,622	(93)
Short term bank debt and current maturities of loans and debentures in accordance with IFRS	$145,621	$36,348

L.              Reconciliation of long term debentures from US GAAP to IFRS:

	As of December 31,
	2014	2013
Long term debentures in accordance with US GAAP	$107,311	$208,146
Financial Instruments	25,622	66,508
Long term debentures in accordance with IFRS	$132,933	$274,654

M.              Reconciliation of other long term liabilities from US GAAP to IFRS:

	As of December 31,
	2014	2013
Other long term liabilities in accordance with US GAAP	$22,924	$21,703
Termination Benefits	(1,547)	(1,138)
Other long-term liabilities in accordance with IFRS	$21,377	$20,565